Subsequent Events (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2024
Maturity date		Dec. 31, 2026
Conversion price per share		$ 0.12
Convertible notes issued, amount		$ 90,000
Interest rate		13.00%
Subsequent Events [Member]
Promissory note term	60 days
Amount received	$ 100,000
Cash interest	13.00%